Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,413,000
Previously Paid Amount	0.00
Total Fee Amount	369.43
Total Offset Amount	0.00
Net Fee	369.43
Narrative - Max Aggregate Offering Price	$ 2,413,000
Final Prospectus	true